Schedules of Investments
Pax Global Environmental Markets Fund	March 31, 2020

PERCENT OF NET ASSETS	SHARES/
NAME OF ISSUER AND TITLE OF ISSUE	PRINCIPAL	VALUE
COMMON STOCKS: 98.5%
ENERGY EFFICIENCY: 37.1% (a)
POWER NETWORK EFFICIENCY: 5.7%
Hubbell, Inc.	172,721	$19,818,008
Schneider Electric SE	323,800	27,368,498
		47,186,506
INDUSTRIAL ENERGY EFFICIENCY: 16.8%
ANSYS, Inc. (b)	87,915	20,437,600
Delta Electronics, Inc.	4,272,475	16,909,662
Equinix, Inc., REIT	25,318	15,812,863
Keyence Corp.	41,500	13,342,765
PTC, Inc. (b)	257,057	15,734,459
Rockwell Automation, Inc.	122,627	18,505,641
SAP SE	102,411	11,433,974
Siemens AG	234,595	19,643,814
Spirax-Sarco Engineering, PLC	82,855	8,318,059
		140,138,837
BUILDINGS ENERGY EFFICIENCY: 7.7%
Autodesk, Inc. (b)	156,870	24,487,407
Kingspan Group PLC	238,794	12,876,844
Sekisui Chemical Co., Ltd.	725,800	9,561,750
Trane Technologies PLC	203,503	16,807,313
		63,733,314
TRANSPORT ENERGY EFFICIENCY: 6.9%
Aptiv PLC	282,660	13,918,178
TE Connectivity, Ltd.	233,757	14,722,016
Umicore SA	295,027	10,175,843
Zhuzhou CRRC Times Electric Co. Ltd.	6,153,600	18,228,974
		57,045,011
WATER INFRASTRUCTURE & TECHNOLOGIES: 24.9% (a)
WATER INFRASTRUCTURE: 10.5%
Ferguson PLC	185,592	11,475,609
Georg Fischer AG	19,224	13,117,231
IDEX Corp.	194,083	26,804,803
Pentair PLC	539,297	16,049,479
Xylem, Inc.	312,475	20,351,497
		87,798,619
WATER TREATMENT EQUIPMENT: 2.7%
Coway Co., Ltd.	75,482	3,570,581
Ecolab, Inc.	119,823	18,672,018
		22,242,599

WATER UTILITIES: 9.3%
American Water Works Co., Inc.	210,458	25,162,358
Beijing Enterprises Water Group, Ltd. (b)	22,236,000	8,620,636
Pennon Group PLC	1,350,612	18,059,262
Suez	2,507,337	25,472,995
		77,315,251
DIVERSIFIED WATER INFRASTRUCTURE & TECHNOLOGY: 2.4%
Danaher Corp.	144,802	20,042,045

POLLUTION CONTROL: 12.1%
POLUTION CONTROL SOLUTIONS: 1.3%
Croda International PLC	208,346	10,991,829

ENVIRONMENTAL TESTING & GAS SENSING: 8.7%
Agilent Technologies, Inc.	362,137	25,936,251
Applus Services SA	777,662	4,925,616
Intertek Group PLC	334,461	19,540,902
Waters Corp. (b)	118,956	21,655,940
		72,058,709
PUBLIC TRANSPORTATION: 2.1%
East Japan Railway Co.	229,100	17,336,074

WASTE MANAGEMENT & TECHNOLOGIES: 3.2%
GENERAL WASTE MANAGEMENT: 3.2%
Waste Management, Inc.	283,994	26,286,485

FOOD, AGRICULTURE & FORESTRY: 17.7%
LOGISTICS, FOOD SAFETY & PACKAGING: 7.4%
GEA Group AG	822,319	16,987,251
Mettler-Toledo International, Inc. (b)	27,917	19,276,968
Sealed Air Corp.	326,958	8,079,132
WestRock Co.	605,055	17,098,854
		61,442,205
SUSTAINABLE & EFFICIENT AGRICULTURE: 10.3%
Deere & Co.	62,969	8,699,797
Koninklijke DSM NV	201,795	22,699,667
Kubota Corp.	1,530,100	19,461,400
Trimble, Inc. (b)	761,390	24,235,043
Vitasoy International Holdings, Ltd.	2,286,000	6,879,455
Welbilt, Inc. (b)	784,022	4,022,033
		85,997,395

DIVERSIFIED ENVIRONMENTAL: 3.5%
Linde PLC	168,981	29,233,713

TOTAL COMMON STOCKS
(Cost $839,679,261)		818,848,592

MONEY MARKET: 0.1%
State Street Institutional U.S. Government Money Market Fund, 0.320% (c)(d)	1,055,295	1,055,295
(Cost $1,055,295)

TOTAL INVESTMENTS: 98.6%		819,903,887
(Cost $840,734,556)

Other assets and liabilities - (net): 1.4%		11,675,521

Net Assets: 100.0%		$831,579,408

(a)	Broad industry sectors used for financial reporting.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of March 31, 2020.
(d)	Premier Class shares

SUMMARY OF INVESTMENTS BY COUNTRY

		PERCENT OF
COUNTRY	VALUE	NET ASSETS
Belgium	$10,175,843	1.2%
China	26,849,610	3.2%
France	52,841,494	6.4%
Germany	48,065,039	5.8%
Hong Kong	6,879,455	0.8%
Ireland	12,876,844	1.6%
Japan	59,701,989	7.2%
Netherlands	22,699,667	2.7%
South Korea	3,570,581	0.4%
Spain	4,925,616	0.6%
Switzerland	13,117,231	1.6%
Taiwan	16,909,662	2.0%
United Kingdom	68,385,661	8.2%
United States	471,849,900	56.8%
Money Market	1,055,295	0.1%
Other assets and liabilities (net)	11,675,521	1.4%
Total	$831,579,408	100.0%

March 31, 2020

Pax World Funds Series Trust I and Pax World Fund Series Trust III

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the "Boards" or "Boards of Trustees")(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund. The Boards have delegated to the Advisers’ Best Execution and Valuation Committee the day-to-day responsibility for making fair value pricing determinations with respect to Fund holdings.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At March 31, 2020, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $97,805, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held two securities fair valued at $0, representing 0.00% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows, models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Companies Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2020:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$628,666,136	$-	$-	$628,666,136
Cash Equivalents	16,614,772	-	-	16,614,772
Total	$645,280,908	$-	$-	$645,280,908
Small Cap
Common Stocks	$299,765,487	$-	$-	$299,765,487
Cash Equivalents	12,308,274	-	-	12,308,274
Total	$312,073,761	$-	$-	$312,073,761
ESG Beta Quality
Common Stocks	$186,211,545	$-	$-	$186,211,545
Cash Equivalents	1,027,371	-	-	1,027,371
Total	$187,238,916	$-	$-	$1,875,238,916
ESG Beta Dividend
Common Stocks	$98,998,455	$-	$-	$98,998,455
Cash Equivalents	511,679	-	-	511,679
Total	$99,510,134	$-	$-	$99,510,134
Global Opportunities
Common Stocks	$18,175,231	$16,406,072	$-	$34,581,303
Cash Equivalents	574,480	-	-	574,480
Total	$18,749,711	$16,406,072	$-	$35,155,783
Global Environmental Markets
Common Stocks	$471,849,901	$346,998,691	$-	$818,848,592
Cash Equivalents	1,055,295	-	-	1,055,295
Total	$472,905,196	$346,998,691	$-	$819,903,887
Global Women’s Leadership
Common Stocks	$320,180,647	$114,208,550	$-	$434,389,197
Preferred Stocks	-	417,450	-	417,450
Cash Equivalents	70,787	-	-	70,787
Total	$320,251,434	$114,626,000	$-	$434,877,434
EAFE ESG Leaders
Common Stocks	$4,514,064	$483,793,618	$-	$488,307,682
Preferred Stocks	-	1,214,286	-	1,214,286
Exchange-Traded Funds	5,484,058	-	-	5,484,058
Cash Equivalents	5,355,712	-	-	5,355,712
Total	$15,353,834	$485,007,904	$-	$500,361,738
Core Bond
Community Investment Notes	$-	$3,384,738	$-	$3,384,738
Corporate Bonds	-	200,630,785	-	200,630,785
U.S. Gov't Agency Bonds	-	7,086,298	-	7,086,298
Supranational Bonds	-	26,156,508	-	26,156,508
Municipal Bonds	-	23,778,901	-	23,778,901
U.S. Treasury Notes	-	151,935,505	-	151,935,505
Mortgage-Backed Securities	-	232,649,393	-	232,649,393
Medium Term Certificates of Deposit	-	507,716	-	507,716
Cash Equivalents	27,606,722	250,068	-	27,856,790
Total	$27,606,722	$646,379,912	$-	$673,986,634
High Yield Bond
Common Stocks	$-	$-	$0	$0
Preferred Stocks	2,267,200	-	0	2,267,200
Corporate Bonds	-	297,302,372	-	297,302,372
Loans	-	5,927,920	-	5,927,920
Medium Term Certificates of Deposit	-	1,104,027	-	1,104,027
Cash Equivalents	5,907,588	201,203	-	6,108,791
Total	$8,174,788	$304,535,522	$0	$312,710,310
Sustainable Allocation
Affiliated Investment Companies	$1,630,031,730	$-	$-	$1,630,031,730
Cash Equivalents	42,607,432	-	-	42,607,432
Total	$1,672,639,162	$-	$-	$1,672,639,162

*	Table includes securities valued at zero.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At March 31, 2020, the Sustainable Allocation Fund held the following investments in affiliated Funds:

								Net change in
	Shares			Shares				Unrealized
	Held at	Gross	Gross	Held at	Value at	Dividend	Realized	Appreciation/	Value at
Fund	12/31/19	Additions	Reductions	3/31/2020	12/31/19	Income	Gains/Losses[1]	Depreciation	03/31/20
Sustainable Allocation
Large Cap	73,178,029	3,496,365	1,371,115	75,303,279	$761,051,498	$-	$781,536	$(136,755,163)	$640,077,870
Small Cap	2,158,328	1,631,022	-	3,789,350	31,986,423	-	-	(12,236,138)	39,750,285
ESG Beta Dividend	10,010,369	-	771,605	9,238,764	128,232,821	-	1,235,674	(24,863,556)	94,604,940
Global Opportunities	2,548,966	-	-	2,548,966	30,689,545	-	-	(5,556,745)	25,132,800
Global Environmental Markets	1,482,025	683,280	-	2,165,305	25,149,965	-	-	(4,808,105)	28,841,860
Global Women's Leadership	785,900	726,588	-	1,512,488	21,329,334	-	-	(8,977,223)	32,352,110
EAFE ESG Leaders	15,576,499	3,083,157	2,116,402	16,543,254	145,484,501	-	1,664,745	(27,390,896)	121,758,350
Core Bond	66,778,157	376,683	7,162,992	59,991,848	687,147,238	3,965,786	3,396,107	8,505,597	627,514,728
High Yield	3,263,125	42,460	-	3,305,585	22,058,723	274,325	-	(2,334,262)	19,998,787
Total					$1,853,130,048	$4,240,111	$7,078,063	$(214,416,491)	$1,630,031,730

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.